Contributed Equity - Summary of Contributed Equity (Detail) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025
Disclosure of classes of share capital [line items]
Contributed equity	$ 547,652,181	$ 544,731,830
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Contributed equity	537,990,227	535,069,876
Options over ordinary shares - listed [Member]
Disclosure of classes of share capital [line items]
Contributed equity	$ 9,661,954	$ 9,661,954